Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of estimated useful lives of property and equipment

Category	Estimated useful life

Office equipment	1-3 years
Leasehold improvements	5 years

Summary of estimated economic lives of intangible assets from the date of purchase

Category	Estimated economic life

Purchased software	3 years

Schedule of loss before income tax

	For the years ended December 31,	As of June 30,
	2020	2021
	RMB	RMB	US$
		Unaudited
Non-PRC	(192,799)	(15,830)	(2,452)
PRC	(132,781)	(16,665)	(2,581)

	(325,580)	(32,495)	(5,033)

Schedule of income tax expenses

	For the years ended December 31,	As of June 30,
	2020	2021
	RMB	RMB	US$
		Unaudited
Current	2,458	22	3
Deferred	—	—	—

Income tax expenses	2,458	22	3